UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22904

Evanston Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

1560 Sherman Avenue, Suite 960

Evanston, Illinois 60201

(Address of principal executive offices) (Zip code)

Scott Zimmerman

1560 Sherman Avenue, Suite 960

Evanston, Illinois 60201

(Name and address of agent for service)

Copies of Communications to: Michael S. Caccese Clair E. Pagnano K&L Gates LLP 1 Lincoln Street Boston, Massachusetts 02111 (617) 261-3100

Registrant’s telephone number, including area code:    (847) 328-4961

Date of fiscal year end:   March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

June 30, 2018

	First
	Acquisition			Percentage
Investments in Portfolio Funds *	Date	Cost	Fair Value	of Net Assets	Liquidity**
Event Driven(a)
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	$2,747,926	$3,399,331	6.59%	Annually

Total Event Driven		2,747,926	3,399,331	6.59

Global Asset Allocation(b)
Element Capital Feeder Fund Limited	11/1/2014	3,906,339	5,243,789	10.16	Quarterly
Rokos Global Macro Fund Limited	11/1/2015	1,700,000	2,068,634	4.01	Monthly

Total Global Asset Allocation		5,606,339	7,312,423	14.17

Long-Short(c)
Long Pond Offshore, Ltd.	6/1/2015	1,394,406	1,712,906	3.32	Quarterly
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	1,834,677	2,407,834	4.67	Quarterly
Oxbow Fund (Offshore) Limited	9/1/2015	1,910,862	2,445,835	4.74	Quarterly
Pleiad Asia Offshore Feeder Fund	12/1/2014	2,262,500	2,831,899	5.49	Quarterly
Soroban Cayman Fund Ltd	7/1/2014	921,016	962,416	1.86	Quarterly
The Adelphi Europe Fund	7/1/2014	2,200,944	2,595,159	5.03	Quarterly
Wellington Management Investors (Bermuda), Ltd.***	1/1/2018	1,850,047	1,854,711	3.59	Quarterly
Whale Rock Flagship Fund Ltd.	7/1/2014	1,526,289	2,476,002	4.80	Quarterly

Total Long-Short		13,900,741	17,286,762	33.50

Relative Value(d)
Iguazu Investors (Cayman), SPC	7/1/2014	2,023,042	2,365,326	4.59	Quarterly
Ionic Volatility Arbitrage Fund II Ltd.	7/1/2015	2,374,925	1,642,426	3.18	Monthly
Pine River Fixed Income Fund Ltd.	7/1/2014	54,827	32,817	0.06	N/A****
Triton Fund, Ltd.***	7/1/2014	803,615	685,348	1.33	Quarterly

Total Relative Value		5,256,409	4,725,917	9.16

Multi-Discipline(e)
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	3,019,913	3,360,000	6.51	Annually
Castle Hook Offshore Fund Ltd.	1/1/2017	1,912,966	2,190,130	4.25	Quarterly
Diameter Offshore Fund LP	9/1/2017	2,250,000	2,399,459	4.65	Quarterly
Sachem Head Offshore Ltd.	7/1/2014	2,103,717	2,588,110	5.02	Quarterly
Senator Global Opportunity Offshore Fund II Ltd	7/1/2014	1,854,752	2,141,023	4.15	Quarterly
Zebedee Focus Fund Limited	7/1/2014	2,285,152	2,468,323	4.78	Monthly

Total Multi-Discipline		13,426,500	15,147,045	29.36

Total investments in Portfolio Funds		$40,937,915	47,871,478	92.78

Short-term investments

Money Market Fund

100% U.S. Treasury Institutional Shares		88,237	88,237	0.17

Total investments in Portfolio Funds and short-term investments		$41,026,152	47,959,715	92.95

Remaining assets less liabilities			3,636,826	7.05

Net assets			$51,596,541	100.00%

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

June 30, 2018

Investments by Strategy (as a percentage of total investments)

Event Driven	7.09%
Global Asset Allocation	15.25
Long-Short	36.05
Relative Value	9.85
Multi-Discipline	31.58
Short-term Investments	0.18

Total	100.00%

*	Investments in Portfolio Funds are non-income producing.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 15 to 90 days. If applicable, the lock up period is 12 months.

***	These Portfolio Funds are domiciled in Bermuda. All other Portfolio Funds are domiciled in the Cayman Islands.

****	These Portfolio Funds are not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of these Portfolio Funds.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or more multiple countries, including emerging markets and one or more multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

Evanston Alternative Opportunities Fund

Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such, investments in Portfolio Funds with a fair value of $47,871,478 are excluded from the fair value hierarchy as of June 30, 2018.

During the period ended June 30, 2018, the Fund held short-term investments in a money market fund which are categorized as Level 1.

Federal Income Tax Information

As of June 30, 2018, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$47,468,197

Gross unrealized appreciation	$1,276,057
Gross unrealized depreciation	(872,776)

Gross unrealized appreciation/(depreciation) on investments	$403,281

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Evanston Alternative Opportunities Fund

By (Signature and Title)*         /s/ Kenneth A. Meister

                                                   Kenneth A. Meister, President and Principal Executive Officer

                                                   (principal executive officer)

Date                                            8/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kenneth A. Meister

                                                   Kenneth A. Meister, President and Principal Executive Officer

                                                   (principal executive officer)

Date                                            8/20/2018

By (Signature and Title)*         /s/ Ryan Cahill

                                                   Ryan Cahill, Treasurer and Principal Financial Officer

                                                   (principal financial officer)

Date                                            8/20/2018

* Print the name and title of each signing officer under his or her signature.